FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2023
FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES
Schedule of financial instruments held at fair value by fair value hierarchy

	Level 1	Level 2	Level 3	Total
As at 30 June 2023	£m	£m	£m	£m

Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	—	28	—	28
Cash and cash equivalents (money market funds)	4	—	—	4
Derivatives designated and effective as hedging instruments:
- fair value hedge	—	—	—	—
- cash flow hedge	—	1	—	1
- net investment hedge	—	35	—	35
Total financial assets	4	64	—	68

	Level 1	Level 2	Level 3	Total
As at 30 June 2023	£m	£m	£m	£m

Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	—	(38)	—	(38)
Derivatives designated and effective as hedging instruments:
- fair value hedge	—	(172)	—	(172)
- cash flow hedge	—	(3)	—	(3)
- net investment hedge	—	(1)	—	(1)
Total financial liabilities	—	(214)	—	(214)

	Level 1	Level 2	Level 3	Total
As at 31 December 2022	£m	£m	£m	£m

Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	—	90	—	90
Cash and cash equivalents (money market funds)	10	—	—	10
Derivatives designated and effective as hedging instruments:
- fair value hedge	—	2	—	2
- cash flow hedge	—	—	—	—
- net investment hedge	—	2	—	2
Total financial assets	10	94	—	104

Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	—	(23)	—	(23)
Derivatives designated and effective as hedging instruments;
- fair value hedge	—	(139)	—	(139)
- cash flow hedge	—	—	—	—
- net investment hedge	—	(44)	—	(44)
Total financial liabilities	—	(206)	—	(206)

Schedule of carrying value and fair value of financial instruments

	As at 30 June 2023		As at 31 December 2022
	Carrying		Carrying
	value	Fair value	value	Fair value
	£m	£m	£m	£m
Bonds	9,191	8,483	9,861	9,016